Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenues [Abstract]
Schedule of Accounts Receivables and Contract Liabilities from Contracts with Customers

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	March 31, 2026	December 31, 2025
	USD thousands
Accounts receivables	$216	$269
Contract liabilities (deferred revenues) – short term	$2,288	$2,816
Contract liabilities (deferred revenues) – long term	$41	$115

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Accounts receivables	269	113
Contract liabilities (deferred revenues) – short term	2,816	2,423
Contract liabilities (deferred revenues) – long term	115	362

Schedule of Revenues from a Diversified Customer

The Company operates globally and generates revenues from a diversified customer base across various geographical regions. Revenue is attributed to regions based on the Company’s selling entity to customers and resellers, as follows:

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
USA	1,104	1,990
Israel	4,603	2,165
Total Revenue	5,707	4,155